Document and Entity Information	Sep. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000081100
Document Type	8-K
Document Period End Date	Sep. 16, 2021
Entity Registrant Name	PUGET SOUND ENERGY, INC.
Entity Incorporation State Country Code	WA
Entity File Number	1-4393
Entity Address, Address Line One	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
Entity Tax Identification Number	91-0374630
City Area Code	425
Local Phone Number	454-6363
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false